Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Entity Central Index Key	0000766011
Entity Registrant Name	CALEDONIA MINING CORPORATION PLC
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Document Type	6-K/A
Document Period End Date	Jun. 30, 2024
Entity File Number	001-38164
Amendment Description	Caledonia Mining Corporation Plc (“the “Company”) furnished a Form 6-K on August 12, 2024 (“Original Form 6-K”). This Amendment No. 1 on Form 6-K/A (the “Amendment”) is being furnished to: